CONDENSED CONSOLIDATED INTERIM BALANCE SHEETS (Parenthetical)	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2025 $ / shares	May 01, 2024 shares	Mar. 29, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares	Oct. 16, 2023 shares	Mar. 15, 2023 $ / shares
Operating lease right-of-use assets, net - non-current	¥ 17,537,008	$ 2,507,759	¥ 18,975,692
Operating lease liabilities - current	1,759,435	251,596	1,761,231
Operating lease liabilities - non-current	¥ 363,277	$ 51,948	¥ 1,081,827
Class A ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0925
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000			500,000,000	150,000,000
Ordinary shares, shares issued	10,627,426	10,627,426	10,627,426					1,175,000
Ordinary shares, shares outstanding	10,627,426	10,627,426	10,627,426		141,703,218
Class B ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0925		$ 0.0925
Ordinary shares, shares authorized	80,000,000	80,000,000	80,000,000			80,000,000	20,000,000
Ordinary shares, shares issued	20,000,000	20,000,000	20,000,000
Ordinary shares, shares outstanding	20,000,000	20,000,000	20,000,000
Related Parties
Operating lease right-of-use assets, net - non-current	¥ 119,411	$ (17,075)	¥ 696,851
Operating lease liabilities - current	119,411	$ 17,075	355,601
Operating lease liabilities - non-current | ¥	¥ 0		¥ 0